Property and Equipment, Net - Schedule of Property and Equipment (Details)		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Property and Equipment [Line Items]
Total			¥ 37,980,262	¥ 37,987,785
Less: accumulated depreciation and amortization			8,417,191	6,476,688
Less: accumulated impairment losses			3,798,284
Property and equipment, net		$ 3,797,260	25,764,787	31,511,097
Building [Member]
Schedule of Property and Equipment [Line Items]
Total	[1]		34,791,400	34,791,400
Electronic equipment [Member]
Schedule of Property and Equipment [Line Items]
Total			107,368	212,490
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Total			321,785	321,785
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Total			1,173,858	890,761
Leasehold and property improvement [Member]
Schedule of Property and Equipment [Line Items]
Total			¥ 1,585,851	¥ 1,771,349

[1]	The Group mortgaged this building to obtain a line of credit in RMB7,000,000 from Rural Commercial Bank, with a five-year term from June 24, 2022 to June 23, 2027. On September 8, 2022, Youba Tech obtained additional line of credit of RMB5,200,000 from Rural Commercial Bank, with a five-year term from September 8, 2022 to September 7, 2027. The building is also pledged to secure for this line of credit.